GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 95,050,000	$ 95,050,000
Finite-Lived Core Deposits, Gross	5,900,000	7,400,000
Finite-Lived Intangible Assets, Amortization Expense	$ 1,500,000	$ 2,600,000	$ 1,200,000
Core Deposits [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets amortization method	accelerated basis
Estimated weighted average life (in years)	6 years 10 months